Shareholder Report, Line Graph (Details)	12 Months Ended
Oct. 31, 2024 USD ($)
Otter Creek Focus Strategy ETF
Account Value [Line Items]
Line Graph and Table Measure Name	Otter Creek Focus Strategy ETF NAV
Account Value	$ 11,027
Russell 3000 Total Return [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000 Total Return
Account Value	$ 10,796
Russell Midcap Growth Total Return [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell Midcap Growth Total Return
Account Value	$ 10,690